CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 12,614	$ 114,963	$ 97,479
Other comprehensive income (loss), net of tax:
Change in foreign currency translation	(197)	154	(147)
Changes in unrealized gain (loss) on marketable securities	164	(101)	0
Cash Flow Hedge:
Changes in unrealized gain (loss)	151	(787)	(1,255)
Gain (loss) reclassified into net income	(250)	1,233	948
Net change	(99)	446	(307)
Total Other comprehensive income (loss), net of tax:	(132)	499	(454)
Comprehensive income	$ 12,482	$ 115,462	$ 97,025